COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS ¥ in Thousands, $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS
Net (loss) income	¥ (20,716)	$ 173,558	¥ 1,193,311	¥ 164,865
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment		536	3,683
Other comprehensive income		536	3,683
Total comprehensive income	(20,716)	174,094	1,196,994	164,865
Deemed dividend		(450,547)	(3,097,733)
Comprehensive (loss) income attributable to ordinary shareholders	¥ (20,716)	$ (276,453)	¥ (1,900,739)	¥ 164,865